Average Annual Total Returns - FidelityActiveEquityETFs-ComboPRO - FidelityActiveEquityETFs-ComboPRO - Fidelity Blue Chip Value ETF	Nov. 29, 2023
Fidelity Blue Chip Value ETF | Return Before Taxes
Average Annual Return:
Past 1 year	(2.48%)
Since Inception	16.68%	[1]
Fidelity Blue Chip Value ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	(2.95%)
Since Inception	15.97%	[1]
Fidelity Blue Chip Value ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(1.15%)
Since Inception	12.94%	[1]
RS005
Average Annual Return:
Past 1 year	(7.54%)
Since Inception	13.60%	[1]

[1]	AFrom June 2, 2020.